Reinsurance Activity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Reinsurance Activity
Allowance for uncollectible accounts	$ 0
Threshold percentage for disclosure of reinsurance recoverables	5.00%
Reinsurance activity
Balances due from Companies	5,200
Federal Emergency Management Agency
Reinsurance activity
Balances due from Companies	3,875
General Reinsurance | A++
Reinsurance activity
Balances due from Companies	1,119
Lloyd's Syndicate # 2001 | A+
Reinsurance activity
Balances due from Companies	409
Hannover Rueckversicherung | A+
Reinsurance activity
Balances due from Companies	295
R+V Versicherung AG | A+
Reinsurance activity
Balances due from Companies	360
Total
Reinsurance activity
Balances due from Companies	$ 6,058